EXPLORATION AND EVALUATION ASSETS DISCLOSURE: SCHEDULE OF EXPLORATION AND EVALUATION ASSETS, table (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
SCHEDULE OF EXPLORATION AND EVALUATION ASSETS, table

Exploration and evaluation assets at January 31, 2023

	January 31, 2022	Changes during the year	Effect of foreign currency translation	January 31, 2023
Farellón Project
Farellón	$432,389	$-	$19,659	$452,048
Quina	166,660	-	7,577	174,237
Exeter	169,270	-	7,696	176,966
Sub-total, Farellón Project	768,319	-	34,932	803,251

Perth Project (1)	53,454	(55,885)	2,431	-

Total costs	$821,773	$(55,885)	$37,363	$803,251

(1)As at January 31, 2023, the Company assessed its mineral properties for impairment in accordance with IFRS Accounting Standard 36. Since the Company has no immediate plans to explore or develop its Perth Project included within Carrizal Property, the Company impaired the Perth Property to $Nil.

Exploration and evaluation assets at January 31, 2022

	January 31, 2021	Effect of foreign currency translation	January 31, 2022
Farellón Project
Farellón	$473,792	$(41,403)	$432,389
Quina	182,618	(15,958)	166,660
Exeter	185,479	(16,209)	169,270
Sub-total, Farellón Project	841,889	(73,570)	768,319

Perth Project	58,573	(5,119)	53,454

Total costs	$900,463	$(78,690)	$821,773